                                                   Registration No. 333-106296

As filed with the Securities and Exchange Commission on September 10, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. ____                                  /    /

POST-EFFECTIVE AMENDMENT NO. 1                                    / X /

                           OPPENHEIMER MIDCAP FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer MidCap Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.
------------------------------------------------------------------------------

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers Gartmore Millennium Growth
Fund II and Prospectus for Oppenheimer MidCap Fund - Incorporated by
Reference to Registrant's Filing made on August 11, 2003 (File No.
333-106296).

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund -
Incorporated by Reference to Registrant's Filing made on August 11, 2003
(File No. 333-106296).

Proxy Card - Incorporated by Reference to Initial Filing (File No. 333-106296)
on June 20, 2003.
Shareholder Letter - Incorporated by Reference to Initial Filing (File No.
333-106296) on June 20, 2003.
Voting Instructions - Incorporated by Reference to Initial Filing (File No.
333-106296) on June 20, 2003.
Notice of Meeting - Incorporated by Reference to Initial Filing (File No.
333-106296) on June 20, 2003.

Part B

Statement of Additional Information to Prospectus and Proxy Statement -
Incorporated by reference, in its entirety, to Part B filed with the Initial
Filing (File No. 333-106296) on June 20, 2003, and Pre-Effective Amendment
No.1, filed on June 27, 2003 and Pre-Effective Amendment No. 2, filed on July
1, 2003.

Part C

Other Information
Signatures
Exhibits

                           OPPENHEIMER MIDCAP FUND
                                  FORM N-14A

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated  Declaration  of Trust  dated  December  5, 2002:
      Previously  filed with  Post-Effective  Amendment No. 8 to  Registrant's
      registration   statement,   (Reg.   No.   333-31533),    12/19/02,   and
      incorporated herein by reference.

(2)   By-Laws  dated  6/18/97:  Previously  filed  with  Registrant's  Initial registration  statement (Reg. No. 333-31533),  7/18/97, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and Plan of  Reorganization:  See  Exhibit A to Part A of the
      Registration Statement:  Previously filed with Registrant's N-14 filing,
      (File. No. 333-106296), 06/20/03, and incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective  Amendment  No. 5,  (Reg.  No.  333-31533),
      12/6/00, and incorporated herein by reference.

      (v)  Specimen  Class  Y  Share   Certificate:   Previously   filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

(6)   Investment  Advisory  Agreement  dated 11/17/97:  Previously  filed with
      Registrant's   Pre-Effective  Amendment  No.  2  (Reg.  No.  333-31533),
      11/3/97, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement dated 11/17/97,  Previously  filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg. No.  333-31533),
      11/3/97, and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
      OppenheimerFunds    Distributor,    Inc.:    Previously    filed    with
      Post-Effective  Amendment  No.  45  to  the  Registration  Statement  of
      Oppenheimer   High  Yield  Fund  (Reg.  No.  2-62076),   10/26/01,   and
      incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form    of    Deferred     Compensation    Plans    for    Disinterested
Trustees/Directors:

      Form    of    Deferred     Compensation     Plan    for    Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      43 to the  Registration  Statement of Oppenheimer  Quest For Value Funds
      (Reg. No. 333-31533), 12/21/98, and incorporated herein by reference.

(9)   (i)  Amendment  dated August 28, 2002 to the Global  Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
      Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
      Amendment  No. 33 to the  Registration  Statement  of  Centennial  Money
      Market Trust (Reg. No. 2-65245),  10/25/01,  and incorporated  herein by reference

(10)  (i)  Service  Plan and  Agreement  for  Class A shares  dated  11/17/97:
      Previously filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg.
      No. 333-31533), 11/3/97, and incorporated herein by reference.

         (ii)  Amended  and  Restated   Distribution   and  Service  Plan  and
         Agreement  for Class B shares  dated  2/3/98:  Previously  filed with
         Registrant's  Post-Effective  Amendment No. 1 (Reg.  No.  333-31533),
         5/11/98, and incorporated herein by reference.

         (iii)  Amended  and  Restated   Distribution  and  Service  Plan  and
         Agreement  for Class C shares  dated  2/3/98:  Previously  filed with
         Registrant's  Post-Effective  Amendment No. 1 (Reg.  No.  333-31533),
         5/11/98, and incorporated herein by reference.

         (iv) Form of  Distribution  and Service Plan and  Agreement for Class
         N  shares:   Previously   filed  with   Registrant's   Post-Effective
         Amendment No. 5, 12/6/00 and incorporated herein by reference.

(11)  Opinion  and Consent of Counsel:  Opinion of Mayer,  Brown,  Rowe & Maw:
         Previously   filed  with   Registrant's   N-14   filing,   (File  No.
         333-106296), 6/20/03, and incorporated herein by reference.

   (12)  Tax  Opinion  Relating to the  Reorganization:  Final Tax Opinion and
         Consent of Deloitte & Touche LLP: Filed herewith.

   (13)  N/A.

(14)  (i)   Consent  of  Deloitte  &  Touche   LLP:   Previously   filed  with
         Registrant's  N-14A  filing  (File  No.:  333-106296),  8/11/03,  and incorporated herein by reference.

         (ii) Consent of KPMG LLP:  Previously filed with  Registrant's  N-14A filing (File No.  333-106296),  6/27/03,  and incorporated  herein by reference.

   (15)  N/A.

   (16)  (i) Power of Attorney  (including  Certified  Board  resolution)  for
         Robert G. Galli:  Previously filed with Post-Effective  Amendment No.
         43 to the  Registration  Statement  of  Oppenheimer  Quest  For Value
         Funds (Reg.  No.  33-15489),  12/21/98,  and  incorporated  herein by reference.

         (ii) Power of Attorney  for Brian W.  Wixted:  Previously  filed with
         Post-Effective  Amendment  No.  5 to the  Registration  Statement  of
         Oppenheimer  Quest Capital Value Fund,  Inc.,  (Reg. No.  333-16881),
         2/22/00, and incorporated herein by reference.

         (iii)  Powers  of  Attorney  for  Brian  Wruble  and John V.  Murphy:
         Previously  filed  with  Post  Effective  Amendment  No.  49  to  the
         Registration  Statement of Oppenheimer  Quest Value Fund, Inc., (Reg.
         2-65223), 2/26/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2) N/A.

(3) The undersigned registrant agrees to file, in a post-effective  amendment to the  Registration  Statement,  a final tax opinion  and consent  relating to the
Reorganization within a reasonable time within the Closing Date.

(4) Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of September 2003.

                        OPPENHEIMER MIDCAP FUND

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             September 10, 2003
-----------------------------Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal
-----------------------------Executive Officer           September 10, 2003
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief
--------------------------   Financial and               September 10, 2003
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton*         Trustee                     September 10, 2003
-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*
------------------------     Trustee                     September 10, 2003
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     September 10, 2003
---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     September 10, 2003
---------------------
Brian Wruble

*By: /s/ Robert G. Zack
-----------------------------------------                September 10, 2003
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER MIDCAP FUND

                                EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(12)                  Final Tax Opinion and Consent of Deloitte & Touche LLP